Intangible Asset, Net (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Jan. 10, 2017	Mar. 31, 2018	Mar. 31, 2016
Amortization expense		$ 16,000	$ 16,000
Amortization expense, first year		32,000			$ 32,000
Amortization expense, second year		32,000			32,000
Amortization expense, third year		32,000			32,000
Amortization expense, fourth year		32,000			32,000
Amortization expense, fifth year		$ 32,000			32,000
Successor [Member]
Amortization expense	$ 8,000				$ 32,000
Predecessor [Member]
Amortization expense